FAIR VALUE MEASUREMENTS	12 Months Ended
Jan. 01, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement (observable inputs are the preferred basis of valuation):
•Level 1—Quoted prices in active markets for identical assets or liabilities.
•Level 2—Measurements are inputs that are observable for assets or liabilities, either directly or indirectly, other than quoted prices included within Level 1.
•Level 3—Prices or valuations that require management inputs that are both significant to the fair value measurement and unobservable.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
We measure certain assets and liabilities at fair value on a recurring basis. There were no transfers between fair value measurement levels during the presented periods. We did not have any assets or liabilities measured at fair value on a recurring basis requiring Level 3 inputs as of January 1, 2023 or January 2, 2022.
The following table summarizes our assets and liabilities measured and recorded at fair value on a recurring basis as of January 1, 2023 and January 2, 2022:

	January 1, 2023		January 2, 2022
(In thousands)	Total Fair Value	Level 2	Total Fair Value	Level 2
Assets
Prepaid expenses and other current assets
Derivative financial instruments (Note 12)	$703	$703	$3,526	$3,526

Other long-term assets
Prepaid Forward	34,661	34,661	$32,250	$32,250
Total assets	$35,364	$35,364	$35,776	$35,776

Liabilities
Accrued liabilities
Derivative financial instruments (Note 12)	5,318	5,318	536	536
Total liabilities	$5,318	$5,318	$536	$536
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
We measure certain investments and non-financial assets (including property, plant and equipment) at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such asset is impaired below its recorded cost. As of January 1, 2023, in relation to the June 2022 Restructuring Plan, we have impaired a property to its fair value. The write down of property amounting to $0.4 million is included in the cost of disposal and retirement of property, plant and equipment under the June 2022 Restructuring Plan in Note 8. There were no other material items recorded at fair value on a non-recurring basis. As of January 2, 2022, there were no material items recorded at fair value on a non-recurring basis.
Held-to-Maturity Debt Securities
We have 2 held-to-maturity debt securities, namely, a Philippine government bonds and a 4-month time deposit placed with Deutsche Bank AG, Singapore Branch.

The Philippine government bonds that we maintain is used as collateral for business transactions within Philippines. These bonds have various maturity dates and are classified as “Restricted short-term marketable securities” in our Consolidated Balance Sheets. As of January 1, 2023 and January 2, 2022, these bonds had a carrying value of $1.0 million and $1.1 million respectively.

In September 2022, we have placed a 4-month time deposit with Deutsche Bank AG, Singapore Branch. The deposit matures in January 2023, bears interest at a rate of 3.65% per annum, and is recorded in “Short-term securities” in our Consolidated Balance Sheets. The carrying value of the time deposit as of January 1, 2023 is $76.0 million.
For both of the held-to-maturity securities, we have recorded them at amortized cost based on our ability and intent to hold the securities until maturity. We monitor for changes in circumstances and events that would affect our ability and intent to hold such securities until the recorded amortized costs are recovered. No other-than-temporary impairment loss was incurred during the period presented.
Non-Marketable Equity Investments
Our non-marketable equity investments are securities in privately-held companies without readily determinable market values. On January 1, 2018, we adopted ASU 2016-01 and elected to adjust the carrying value of our non-marketable equity securities to cost less impairment, adjusted for observable price changes in orderly transactions for an identical or similar investment of the same issuer. As of January 1, 2023 and January 2, 2022, we had $4.0 million in investments accounted for under the measurement alternative method.
Equity Method Investments
Our investments accounted for under the equity method are described in Note 10. Equity Investments. We monitor these investments, which are included within “Other long-term assets” in our Consolidated Balance Sheets, for impairment and record reductions in the carrying values when necessary. Circumstances that indicate an other-than-temporary decline include Level 3 measurements such as the valuation ascribed to the issuing company in subsequent financing rounds, decreases in quoted market prices, and declines in the results of operations of the issuer.